DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN (Details) - CIK 0001844840 Artisan Acquisition Corp - USD ($)			11 Months Ended
	May 25, 2021	May 18, 2021	Dec. 31, 2021
Description of organization and business operations and liquidity
Proceeds from sale of warrants			$ 8,786,847
Payments for investment of cash in Trust Account			$ 339,342,350
Condition for future business combination use of proceeds percentage			80.00%
Condition for future business combination threshold Percentage Ownership			50.00%
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001
Redemption limit percentage without prior consent			15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%
Months to complete acquisition			24 months
Redemption period upon closure			10 days
Maximum allowed dissolution expenses			$ 100,000
IPO, Private Placement, and Over-Allotment Option
Description of organization and business operations and liquidity
Purchase price, per unit	$ 10.00
Payments for investment of cash in Trust Account	$ 339,342,350
Initial Public Offering
Description of organization and business operations and liquidity
Number of units sold		30,000,000	33,934,235
Purchase price, per unit		$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 300,000,000
Per share price of units			$ 10.00
Private Placement | Private Placement Warrants | Sponsor
Description of organization and business operations and liquidity
Number of warrants issued	524,565	5,333,333
Purchase price of warrants in debt conversion transaction	$ 1.50	$ 1.50
Proceeds from sale of warrants	$ 786,847	$ 8,000,000
Over-allotment option
Description of organization and business operations and liquidity
Underwriters option term		45 days
Maximum number of shares which may be purchased in over-allotment option		4,500,000
Number of units sold	3,934,235		4,500,000
Proceeds from issuance initial public offering	$ 39,342,350